Capital And Reserves - Summary of Reserves Within Equity (Detail) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Balance	€ 320,311 [1]	€ 199,245		€ 49,956	€ 36,146
Increase (decrease) through exercise of warrants, equity	4,783,334
Equity-settled Share Plan to employees	7,562	24,747
Balance	824,240	320,311	[1]	199,245	49,956
Arrival Group [Member]
Disclosure of reserves within equity [line items]
Balance	(3,357)
Balance		(3,357)
Share premium [member]
Disclosure of reserves within equity [line items]
Balance	288,539	139,752		116,160
Additions		148,787		243,576
Contribution to share capital				(219,984)
Balance		288,539		139,752	116,160
Other Comprehensive Income accumulated in reserves, net of tax
Disclosure of reserves within equity [line items]
Balance	(722)	7,035		2,141	2,695
Foreign operations – foreign currency translation differences		(7,757)		4,894	(554)
Balance		(722)		7,035	€ 2,141
Other Comprehensive Income accumulated in reserves, net of tax | Arrival Group [Member]
Disclosure of reserves within equity [line items]
Balance	(722)	7,035
Foreign operations – foreign currency translation differences	12,061	(7,757)
Balance	11,339	(722)		7,035
Equity Reserves
Disclosure of reserves within equity [line items]
Balance	52,147	0
Treasury shares acquired by the employees of the Group at fair value		27,400
Equity-settled Share Plan to employees		24,747
Balance		52,147		0
Equity Reserves | Arrival Group [Member]
Disclosure of reserves within equity [line items]
Balance	52,147	0
Treasury shares acquired by the employees of the Group at fair value		27,400
Capital reduction	30
Impact from share conversion	(3,702,874)
Difference between the fair value of shares issued and the consideration received	737,264
Own shares	(150)
Equity-settled Share Plan to employees	7,562	24,747
Balance	(2,836,782)	€ 52,147		€ 0
Equity Reserves | Arrival Group [Member] | Private Warrants [Member]
Disclosure of reserves within equity [line items]
Increase (decrease) through exercise of warrants, equity	29,164
Equity Reserves | Arrival Group [Member] | Public Warrants [Member]
Disclosure of reserves within equity [line items]
Increase (decrease) through exercise of warrants, equity	€ 40,075

[1]	Comparatives in Statement of changes in equity represent Arrival Luxembourg S.à r.l.’s capital structure up to the point of the share-for-share exchange, the effect of which is shown under the ‘Adjustment of shareholding transfer from Arrival Luxembourg S.à r.l. to Arrival’ (see note 8).